Segmented information (Details 1) - USD ($) $ in Thousands	Nov. 30, 2024	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 85,789	$ 81,076
Canada [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets	30	36
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets	$ 85,759	$ 81,040